Long Term Debt - Project Level Secured Term Loans - Trade Credit - Additional Information (Detail) - Trade Credit [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) MW	Mar. 31, 2021 USD ($) MW	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)
Debt Instrument [Line Items]
Multiple buyer's credit facilities amount	₨ 4,140	$ 56.6
Multiple buyer's credit facilities amount availed			₨ 2,641	$ 35.0
Capacity of solar power project	200	200
Interest rate description	LIBOR+ 0.38%-0.50%
Operational SPV's [Member]
Debt Instrument [Line Items]
Multiple buyer's credit facilities amount	₨ 295	$ 4.0
Interest rate description	six months LIBOR plus 0.8% spread
Under Construction SPV's [Member]
Debt Instrument [Line Items]
Multiple buyer's credit facilities amount	₨ 7,428	$ 101.6
Capacity of solar power project	600	600
Interest rate description	six months LIBOR plus spread (45 basis points, 60 basis points or 11 basis points)
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, term	2 years 8 months 12 days
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, term	2 years 9 months 18 days
LIBOR [Member]
Debt Instrument [Line Items]
Interest rate	0.50%
LIBOR [Member] | Operational SPV's [Member]
Debt Instrument [Line Items]
Interest rate	0.80%
LIBOR [Member] | Under Construction SPV's [Member]
Debt Instrument [Line Items]
Interest rate	0.45%
LIBOR [Member] | Minimum [Member] | Under Construction SPV's [Member]
Debt Instrument [Line Items]
Interest rate	0.11%
LIBOR [Member] | Maximum [Member] | Under Construction SPV's [Member]
Debt Instrument [Line Items]
Interest rate	0.60%